SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUPPLEMENTAL CASH FLOW INFORMATION
Income and mining taxes, net of refunds	$ 214	$ 85	$ 77
Interest, net of amounts capitalized	$ 239	$ 276	$ 306